                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mayo Investment Advisers LLC
Address:  40 Rowes Wharf, 2nd Floor
          Boston, Massachusetts 02110

Form 13F File Number:  28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles Curtis
Title:    Chief Financial Officer
Phone:    617-443-9004

Signature, Place, and Date of Signing:

   /s/ Charles Curtis         Boston, Massachusetts         February 8, 2005
------------------------    -------------------------    -----------------------
      [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            99

Form 13F Information Table Value Total:      $546,774
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 12/31/04

------------------------------------------------------------------------------------------------------------------------------------
      (ITEM 1)              (ITEM 2)     (ITEM 3)      (ITEM 4)      (ITEM 5)      (ITEM 6)   (ITEM 7)            (ITEM 8)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                                                                        ----------------------------
                                                         FAIR       SHARES OR                                       (SHARES)
                            TITLE OF      CUSIP         MARKET      PRINCIPAL     INVESTMENT   OTHER      SOLE       SHARED    NONE
   NAME OF ISSUER            CLASS        NUMBER         VALUE       AMOUNT       DISCRETION  MANAGERS     (A)        (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
3M CO COM                    COMMON      88579Y101    10,669,100     130,000 X       SOLE                 121,000      0       9,000
ABBOTT LABS                  COMMON      002824100       466,500      10,000 X       SOLE                   5,000      0       5,000
AGCO CORP COM                COMMON      001084102     4,651,625     212,500 X       SOLE                 164,500      0      48,000
AGERE SYS INC CL A           COMMON      00845V100     4,110,000   3,000,000 X       SOLE               3,000,000      0           0
AGRIUM INC                   COMMON      008916108    13,099,915     777,443 X       SOLE                 655,443      0     122,000
ALCOA INC                    COMMON      013817101       942,600      30,000 X       SOLE                  10,000      0      20,000
ALLMERICA FINL CORP C        COMMON      019754100     7,304,675     222,500 X       SOLE                 195,000      0      27,500
ANADARKO PETE CORP           COMMON      032511107     2,513,721      38,786 X       SOLE                  27,586      0      11,200
ARCH COAL INC COM            COMMON      039380100     1,777,000      50,000 X       SOLE                  47,500      0       2,500
ARRIS GROUP INC COM          COMMON      04269Q100    20,694,657   2,939,582 X       SOLE               2,553,582      0     386,000
BARRICK GOLD CORP COM        COMMON      067901108    12,263,361     506,332 X       SOLE                 429,832      0      76,500
BAXTER INTL INC              COMMON      071813109       345,400      10,000 X       SOLE                   5,000      0       5,000
BOSTON SCIENTIFIC COR        COMMON      101137107     3,999,375     112,500 X       SOLE                  80,000      0      32,500
BP P L C ADR SPONSORE        COMMON      055622104       379,600       6,500 X       SOLE                   5,500      0       1,000
BURLINGTON NORTHN SAN        COMMON      12189T104     5,440,650     115,000 X       SOLE                  88,500      0      26,500
BURLINGTON RESOURCES         COMMON      122014103       870,000      20,000 X       SOLE                  11,500      0       8,500
CANADIAN PAC RY LTD C        COMMON      13645T100    23,312,775     677,500 X       SOLE                 570,500      0     107,000
CENTURYTEL INC COM           COMMON      156700106    16,724,105     471,500 X       SOLE                 397,500      0      74,000
CHESAPEAKE ENERGY CON        CONVERT     165167602       219,548       2,500 X       SOLE                   2,500      0           0
CHESAPEAKE ENERGY COR        COMMON      165167107    15,344,076     929,944 X       SOLE                 787,444      0     142,500
CHUBB CORP 7% CONV PF        CONVERT     171232507       297,470      10,000 X       SOLE                   5,000      0       5,000
CIGNA CORP                   COMMON      125509109       203,925       2,500 X       SOLE                   2,500      0           0
CITADEL BROADCASTING         COMMON      17285T106     5,582,100     345,000 X       SOLE                 248,500      0      96,500
CITIGROUP INC.               COMMON      172967101     2,131,965      44,250 X       SOLE                  36,750      0       7,500
CITIZENS COMMUNICATIO        COMMON      17453B101    32,723,670   2,373,000 X       SOLE               1,959,500      0     413,500
CLEAR CHANNEL COMMUNI        COMMON      184502102    12,307,575     367,500 X       SOLE                 316,500      0      51,000
COEUR D ALENE MINES C        COMMON      192108108    10,757,196   2,737,200 X       SOLE               1,899,700      0     837,500
CSX CORP                     COMMON      126408103     7,715,400     192,500 X       SOLE                 148,500      0      44,000
CUMULUS MEDIA INC CL         COMMON      231082108     2,865,200     190,000 X       SOLE                 190,000      0           0
DOW CHEMICAL                 COMMON      260543103       215,567       4,354 X       SOLE                   4,354      0           0
DU PONT                      COMMON      263534109    10,320,905     210,416 X       SOLE                 187,416      0      23,000
E M C CORP MASS              COMMON      268648102       446,100      30,000 X       SOLE                  30,000      0           0

                          MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 12/31/04

------------------------------------------------------------------------------------------------------------------------------------
      (ITEM 1)              (ITEM 2)     (ITEM 3)      (ITEM 4)      (ITEM 5)      (ITEM 6)   (ITEM 7)            (ITEM 8)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                                                                        ----------------------------
                                                         FAIR       SHARES OR                                       (SHARES)
                            TITLE OF      CUSIP         MARKET      PRINCIPAL     INVESTMENT   OTHER      SOLE       SHARED    NONE
   NAME OF ISSUER            CLASS        NUMBER         VALUE       AMOUNT       DISCRETION  MANAGERS     (A)        (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
EAST JAPAN RAILWAY CO        FOREIGN     629854200     1,659,480         300 X       SOLE                     300      0           0
ECHOSTAR COMMUN CORP         COMMON      278762109     1,911,875      57,500 X       SOLE                  47,500      0      10,000
ENCANA CORP COM              COMMON      292505104     4,734,325      82,971 X       SOLE                  65,671      0      17,300
EOG RESOURCES INC.           COMMON      26875P101     1,248,800      17,500 X       SOLE                  17,500      0           0
EVEREST RE GROUP LTD         COMMON      G3223R108     9,329,107     104,166 X       SOLE                  82,366      0      21,800
EXXON CORPORATION            COMMON      30231G102       369,072       7,200 X       SOLE                   7,200      0           0
FREESCALE SEMICONDUCT        COMMON      35687M107       534,600      30,000 X       SOLE                  19,000      0      11,000
GENERAL ELECTRIC             COMMON      369604103       976,375      26,750 X       SOLE                  22,750      0       4,000
GENWORTH FINANCIAL IN        COMMON      37247D106       292,491      10,833 X       SOLE                   6,333      0       4,500
GLOBAL SANTAFE CORPOR        COMMON      G3930E101     2,566,025      77,500 X       SOLE                  50,000      0      27,500
GRAINGER W W INC             COMMON      384802104    11,325,400     170,000 X       SOLE                 139,100      0      30,900
HCA-THE HEALTHCARE CO        COMMON      404119109     1,898,100      47,500 X       SOLE                  33,000      0      14,500
HERITAGE PROPERTY INV        COMMON      42725M107       742,081      23,125 X       SOLE                  22,125      0       1,000
INCO LTD                     COMMON      453258402     3,126,300      85,000 X       SOLE                  69,700      0      15,300
INPUT/OUTPUT INC COM         COMMON      457652105       663,000      75,000 X       SOLE                  75,000      0           0
INTEL CORP                   COMMON      458140100       240,917      10,300 X       SOLE                  10,300      0           0
INTERNATIONAL BUSINES        COMMON      459200101     1,202,676      12,200 X       SOLE                  12,200      0           0
IOWA TELECOMMUNICATIO        COMMON      462594201     3,000,387     139,100 X       SOLE                 109,900      0      29,200
ISHARES INC MSCI JAPA        MUTUAL      464286848     4,231,500     387,500 X       SOLE                 387,500      0           0
J.P. MORGAN CHASE & C        COMMON      46625H100     6,534,175     167,500 X       SOLE                 131,900      0      35,600
JAPAN SMALLER CAPITAL        MUTUAL      47109U104       121,000      10,000 X       SOLE                  10,000      0           0
KROGER CO                    COMMON      501044101    11,525,218     657,082 X       SOLE                 545,582      0     111,500
LOCKHEED MARTIN CORP         COMMON      539830109       203,646       3,666 X       SOLE                   2,666      0       1,000
MACK CALI RLTY CORP          COMMON      554489104       345,455       7,505 X       SOLE                   7,005      0         500
MITSUBISHI TOKYO FINL        COMMON      606816106     2,401,700     235,000 X       SOLE                 230,000      0       5,000
MOSIAC COMPANY               COMMON      61945A107     6,491,296     397,751 X       SOLE                 325,251      0      72,500
MOSIAC COMPANY PFD CV        PREFERR     61945A206       548,750       5,000 X       SOLE                   5,000      0           0
NEC CORP ORD                 COMMON      J48818124       543,935      87,500 X       SOLE                  87,500      0           0
NEWS CORP CL A               COMMON      65248E104    13,844,750     741,948 X       SOLE                 645,648      0      96,300
NIPPON STL CORP ORD          COMMON      J55999122     1,163,465     475,000 X       SOLE                 475,000      0           0
NIPPON TELEG & TEL CO        COMMON      654624105       428,450      19,000 X       SOLE                  19,000      0           0
NISOURCE INC                 COMMON      65473P105     1,845,795      81,027 X       SOLE                  58,527      0      22,500
NOMURA HLDGS INC SPON        COMMON      65535H208     1,019,200      70,000 X       SOLE                  60,000      0      10,000

                          MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 12/31/04

------------------------------------------------------------------------------------------------------------------------------------
      (ITEM 1)              (ITEM 2)     (ITEM 3)      (ITEM 4)      (ITEM 5)      (ITEM 6)   (ITEM 7)            (ITEM 8)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                                                                        ----------------------------
                                                         FAIR       SHARES OR                                       (SHARES)
                            TITLE OF      CUSIP         MARKET      PRINCIPAL     INVESTMENT   OTHER      SOLE       SHARED    NONE
   NAME OF ISSUER            CLASS        NUMBER         VALUE       AMOUNT       DISCRETION  MANAGERS     (A)        (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHN CORP          COMMON      655844108     5,301,835     146,500 X       SOLE                 126,500      0      20,000
OLIN CORP                    COMMON      680665205    28,912,260   1,313,000 X       SOLE               1,102,200      0     210,800
OVERNITE CORP                COMMON      690322102       279,300       7,500 X       SOLE                   5,000      0       2,500
PARTNERRE LTD COM            COMMON      G6852T105    11,607,804     187,404 X       SOLE                 157,204      0      30,200
PFIZER INC                   COMMON      717081103    13,135,765     488,500 X       SOLE                 408,500      0      80,000
PLACER DOME INC              COMMON      725906101     7,268,946     385,416 X       SOLE                 315,416      0      70,000
POTASH CORP SASK INC         COMMON      73755L107       858,176      10,332 X       SOLE                   7,832      0       2,500
PRIDE INTL INC COM           COMMON      74153Q102       462,150      22,500 X       SOLE                  22,500      0           0
RAYTHEON CO NEW COM          COMMON      755111507    11,257,438     289,916 X       SOLE                 232,416      0      57,500
ROWAN COS INC                COMMON      779382100     4,144,000     160,000 X       SOLE                 141,500      0      18,500
SBC COMMUNICATIONS           COMMON      78387G103     3,167,545     122,916 X       SOLE                  88,416      0      34,500
SCANSOURCE INC COM           COMMON      806037107     1,491,840      24,000 X       SOLE                  24,000      0           0
SCHLUMBERGER                 COMMON      806857108     2,175,875      32,500 X       SOLE                  32,500      0           0
SMITHFIELD FOODS             COMMON      832248108     3,846,700     130,000 X       SOLE                 117,500      0      12,500
SMURFIT-STONE CONTAIN        COMMON      832727101    12,749,100     682,500 X       SOLE                 577,200      0     105,300
ST PAUL COS INC              COMMON      792860108     5,197,473     140,207 X       SOLE                 120,758      0      19,449
STREETTRACKS GOLD TR         COMMON      863307104       237,221       5,416 X       SOLE                   2,916      0       2,500
TELLABS INC COM              COMMON      879664100     2,577,000     300,000 X       SOLE                 300,000      0           0
TEXAS INSTRUMENTS INC        COMMON      882508104       861,700      35,000 X       SOLE                  35,000      0           0
TOKYO ELECTRON ORD           COMMON      J86957115       923,684      15,000 X       SOLE                  15,000      0           0
TYCO INTL LTD                COMMON      902124106     2,948,550      82,500 X       SOLE                  60,000      0      22,500
U S BANCORP                  COMMON      902973304     5,233,008     167,082 X       SOLE                 123,082      0      44,000
UNITED STS STL CORP N        COMMON      912909108       559,445      10,916 X       SOLE                   8,916      0       2,000
UNOCAL CORP                  COMMON      915289102     5,256,427     121,564 X       SOLE                  92,164      0      29,400
UNOCAL CORP 6.25% TRU        CONVERT     91528T207       391,283       7,453 X       SOLE                   4,102      0       3,351
UNOCAL CORP PAIRED AH        COMMON      99999UCLX     2,702,500      62,500 X       SOLE                  62,500      0           0
UNOVA INC COM                COMMON      91529B106    14,541,750     575,000 X       SOLE                 492,000      0      83,000
UNUMPROVIDENT 8.25 CO        CONVERT     91529Y403     1,082,100      30,000 X       SOLE                  30,000      0           0
UNUMPROVIDENT CORP CO        COMMON      91529Y106    12,809,160     714,000 X       SOLE                 607,500      0     106,500
VERIZON COMMUNICATION        COMMON      92343V104       675,140      16,666 X       SOLE                  11,666      0       5,000
VIACOM INC                   COMMON      925524308    37,119,583   1,020,049 X       SOLE                 862,049      0     158,000
VICOR CORP                   COMMON      925815102     4,031,325     307,500 X       SOLE                 271,500      0      36,000
WELLS FARGO                  COMMON      949746101       466,125       7,500 X       SOLE                   7,500      0           0

                          MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 12/31/04

------------------------------------------------------------------------------------------------------------------------------------
      (ITEM 1)              (ITEM 2)     (ITEM 3)      (ITEM 4)      (ITEM 5)      (ITEM 6)   (ITEM 7)            (ITEM 8)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                                                                        ----------------------------
                                                         FAIR       SHARES OR                                       (SHARES)
                            TITLE OF      CUSIP         MARKET      PRINCIPAL     INVESTMENT   OTHER      SOLE       SHARED    NONE
   NAME OF ISSUER            CLASS        NUMBER         VALUE       AMOUNT       DISCRETION  MANAGERS     (A)        (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS        COMMON      G96655108    14,736,431     357,941 X       SOLE                 295,941      0      62,000